CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (UNAUDITED) ¥ in Thousands, $ in Thousands	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
NON-CURRENT ASSETS
Property, plant and equipment	$ 7	¥ 54	¥ 53
Right-of-use assets			346
Other non-current assets	34,984	254,238	247,530
TOTAL NON-CURRENT ASSETS	34,991	254,292	247,929
CURRENT ASSETS
Prepayments	147	1,067	1,107
Other receivables	3	21	18
Cash and cash equivalents	1,208	8,779	4,753
TOTAL CURRENT ASSETS	1,358	9,867	5,878
TOTAL ASSETS	36,349	264,159	253,807
CURRENT LIABILITIES
Trade payables	14	100	100
Other payables and accruals	10,926	79,405	82,610
Derivative financial liabilities	608	4,419
Lease liabilities	52	376	360
Due to related companies	856	6,221	9,069
Due to the Shareholder	10,639	77,317	85,673
TOTAL CURRENT LIABILITIES	23,095	167,838	177,812
TOTAL LIABILITIES	23,095	167,838	177,812
EQUITY
Issued capital	62,029	450,782	450,782
Other capital reserves	106,074	770,874	758,775
Accumulated losses	(154,524)	(1,122,973)	(1,122,851)
Other comprehensive losses	(325)	(2,362)	(10,711)
EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY	13,254	96,321	75,995
NON-CONTROLLING INTERESTS
TOTAL EQUITY	13,254	96,321	75,995
TOTAL LIABILITIES AND EQUITY	$ 36,349	¥ 264,159	¥ 253,807